Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable, gross	93,617,307	66,782,454
Less: allowance for credit loss	(20,164,070)	(17,725,683)
Accounts receivable, net	73,453,237	49,056,771

Schedule of provision for current expected credit loss

	2022	2023	2024
	RMB	RMB	RMB
Balance as of January 1	13,845,960	8,875,133	20,164,070
(Reversal) Addition	(4,970,827)	11,809,161	(1,944,636)
Write offs	—	(520,224)	(493,751)
Balance as of December 31	8,875,133	20,164,070	17,725,683